OPERATING LEASE- minimum lease payments for opertaing lease under the previous lease standard ASC 840 (Details) - Previous Lease Standard ("ASC 840") [Member] ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Lessee, Lease, Description [Line Items]
2019	¥ 13,126
2020	10,382
2021	5,946
2022	3,597
2023	1,679
Total operating lease payments	¥ 34,730